Amount Due from/(to) Related Parties (Tables)	6 Months Ended
Jun. 30, 2025
Amount Due from/(to) Related Parties [Abstract]
Schedule of Trade and Non-trade Related Parties
	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)	As of June 30, 2025 (Unaudited)
	RM	RM	Convenience Translation USD
Trade
Amount due from Solar Bina Engineering Sdn. Bhd.	24,727	24,727	5,870
Amount due from RL Sunseap Energy Sdn. Bhd.	1,387,771	—	—
Amount due from Reservoir Link Renewable Sdn. Bhd.	390,000	3,840,451	911,680
Amount due from RL Sigma Engineering Sdn. Bhd.	—	697,677	165,620
	1,802,498	4,562,855	1,083,171
Non-trade
Amount due from Solar Bina Engineering Sdn. Bhd.	400,000	1,600,000	379,822
Amount due from Reservoir Link Energy Bhd.	217,995	217,995	51,750
	617,995	1,817,995	431,572

Amount due from related parties	2,420,493	6,380,850	1,514,742

Non-trade
Amount due to Reservoir Link Energy Bhd.	1,514,762	1,790,337	425,006
Amount due to Reservoir Link Sdn. Bhd.	258,804	258,804	61,438
Amount due to Reservoir Link Holdings Sdn. Bhd.	—	600,000	142,433
Amount due to Mr. Lee Seng Chi	394,500	465,045	110,396
Amount due to related parties	2,168,066	3,114,186	739,273

Schedule of Material Transactions with Related Parties
Name of Related Party	Relationship to Us
Solar Bina Engineering Sdn. Bhd.	An entity where Chief Executive Officer and Director Mr. Lee Seng Chi is a common director.
Reservoir Link Energy Bhd.	Our largest shareholder.
Reservoir Link Holdings Sdn. Bhd.	A corporate shareholder of Reservoir Link Energy Bhd.
Reservoir Link Sdn. Bhd.	An entity controlled by Reservoir Link Energy Bhd.
Reservoir Link Renewable Sdn. Bhd.	An entity controlled by Reservoir Link Energy Bhd.
RL Sigma Engineering Sdn. Bhd.	An entity controlled by Reservoir Link Energy Bhd.
Lee Seng Chi	Our Chief Executive Officer and Director
RL Sunseap Energy Sdn. Bhd.	Related company with Reservoir Link Energy Bhd.

Schedule of Amount Due from/(to) Related Parties
	For the six months ended
	June 30, 2024	June 30, 2025	June 30, 2025
	RM	RM	Convenience Translation USD

Revenue from Solar Bina Engineering Sdn. Bhd.	74,034	—	—
Revenue from Reservoir Link Energy Bhd.	138,170	—	—
Revenue from RL Sunseap Energy Sdn. Bhd.	1,000,483	4,360,439	1,035,119
Revenue from Reservoir Link Renewable Sdn. Bhd.	(145,493)	7,368,513	1,749,202
Revenue from RL Sigma Engineering Sdn. Bhd.	—	2,940,468	698,034
Total revenue from related parties	1,067,194	14,669,420	3,482,355

Purchases from Reservoir Link Renewable Sdn. Bhd.	1,799	386,972	91,863

Expenses charged to Reservoir Link Energy Bhd.	50,188	—	—

Expenses charged by Reservoir Link Energy Bhd.	56,441	216,352	51,360

Rental payment to Mr. Lee Seng Chi	75,000	156,000	37,033

Finance cost charged by Reservoir Link Energy Bhd.	90,097	59,223	14,059
Finance cost charged by Reservoir Link Sdn. Bhd.	(26,583)	—	—
	63,514	59,223	14,059

Advances to Solar Bina Engineering Sdn. Bhd.	—	1,500,000	356,083